UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Meredith Hooke
Title:     Director of Trading and Client Services
Phone:     858-350-1077

Signature, Place, and Date of Signing:

      /s/  Meredith Hooke     Solana Beach, CA     April 29, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $379,597 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADIGICS INC                  COM              032515108    30639  4670530 SH       SOLE                  4670530        0        0
APPLE INC                      COM              037833100    19518   136015 SH       SOLE                   136015        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     5256  1354545 SH       SOLE                  1354545        0        0
BLOCKBUSTER INC                CL A             093679108    31114  9544155 SH       SOLE                  9544155        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    31544  4321100 SH       SOLE                  4321100        0        0
BUILDING MATLS HLDG CORP       COM              120113105     3961   904280 SH       SOLE                   904280        0        0
CASUAL MALE RETAIL GRP INC     COM              148711104     3549   844895 SH       SOLE                   844895        0        0
CKE RESTAURANTS INC            COM              12561E105     2214   197325 SH       SOLE                   197325        0        0
DEALERTRACK HLDGS INC          COM              242309102    10719   530100 SH       SOLE                   530100        0        0
DSW INC                        CL A             23334L102     8443   651965 SH       SOLE                   651965        0        0
EINSTEIN NOAH REST GROUP INC   COM              28257U104     3770   440400 SH       SOLE                   440400        0        0
ENTROPIC COMMUNICATIONS INC    COM              29384R105     3360   840000 SH       SOLE                   840000        0        0
FGX INTERNATIONAL HLDGS LTD    ORD SHS          G3396L102     5192   434135 SH       SOLE                   434135        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     5273   150000 SH       SOLE                   150000        0        0
FORMFACTOR INC                 COM              346375108     5545   290340 SH       SOLE                   290340        0        0
FOUNDRY NETWORKS INC           COM              35063R100    18528  1600000 SH       SOLE                  1600000        0        0
FRONTIER AIRLINES HOLDINGS I   COM              359059102     3978  1572400 SH       SOLE                  1572400        0        0
HEALTH NET INC                 COM              42222G108     3850   125000 SH       SOLE                   125000        0        0
IAC INTERACTIVECORP            COM NEW          44919P300    14361   691750 SH       SOLE                   691750        0        0
INSIGHT ENTERPRISES INC        COM              45765U103     9443   539600 SH       SOLE                   539600        0        0
JETBLUE AWYS CORP              COM              477143101    13572  2340000 SH       SOLE                  2340000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    25551 12052320 SH       SOLE                 12052320        0        0
LIVE NATION INC                COM              538034109     7897   651000 SH       SOLE                   651000        0        0
MCCORMICK & SCHMICKS SEAFD R   COM              579793100     4641   398397 SH       SOLE                   398397        0        0
ON ASSIGNMENT INC              COM              682159108     5849   921120 SH       SOLE                   921120        0        0
PROGRESSIVE GAMING INTL CORP   COM              74332S102     4664  2200000 SH       SOLE                  2200000        0        0
QUALCOMM INC                   COM              747525103    13858   338000 SH       SOLE                   338000        0        0
RESOURCES CONNECTION INC       COM              76122Q105     6799   380459 SH       SOLE                   380459        0        0
RUTHS CHRIS STEAK HSE INC      COM              783332109    15202  2200000 SH       SOLE                  2200000        0        0
TELETECH HOLDINGS INC          COM              879939106    13476   600000 SH       SOLE                   600000        0        0
TEMPUR PEDIC INTL INC          COM              88023U101     5076   461477 SH       SOLE                   461477        0        0
VERIFONE HLDGS INC             COM              92342Y109    26979  1700000 SH       SOLE                  1700000        0        0
VIASAT INC                     COM              92552V100    15776   726337 SH       SOLE                   726337        0        0